N-4	May 01, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIABLE ANNUITY ACCOUNT B OF VOYA RETIREMENT INSURANCE & ANNUITY Co
Entity Central Index Key	0000103005
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES

Charges for Early Withdrawals	We do not impose a charge for early withdrawals from the Contract.

Transaction Charges

An Investor may be charged for transferring or reallocating an Accumulation Value among the investment options if more than one investment option is available.

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES – Transaction Fees.”

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract Expenses	3.50%[1,2]	3.50%[1,2]
	Investment Option (Portfolio Company fees and expenses)	0.43%[3]	0.48%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Cost Estimate: $411	Highest Annual Cost Estimate: $458
Assumes: • Investment of $100,000; • 5% annual appreciation; • No optional benefits; • No sales charges; and • No additional Purchase Payments, transfers, or withdrawals.	Assumes: • Investment of $100,000; • 5% annual appreciation; • No sales charges; and • No additional Purchase Payments, transfers, or withdrawals.
See “FEE TABLE – Examples” and “CHARGES AND FES – Periodic Fees and Charges.”

[1]	As a percentage of Accumulation Value.
[2]	The base contract expenses include (1) the mortality and expense risk charge of 1.50%, which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our promise to make lifetime Income Phase payments; (2) the maximum annual maintenance fee of $80 may be assessed to cover a portion of our ongoing administrative expenses; and (3) a MGWB charge of 2.00% which is calculated and accrued each Business Day but deducted quarterly from the Accumulation Value in each Subaccount. The current charge may be less than the maximum amount shown. See “CHARGES AND FEES – Periodic Fees and Charges.”
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2023, and will vary from year to year.

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	We do not impose a charge for early withdrawals from the Contract.

Transaction Charges [Text Block]

Transaction Charges

An Investor may be charged for transferring or reallocating an Accumulation Value among the investment options if more than one investment option is available.

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES – Transaction Fees.”

Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract Expenses	3.50%[1,2]	3.50%[1,2]
	Investment Option (Portfolio Company fees and expenses)	0.43%[3]	0.48%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Cost Estimate: $411	Highest Annual Cost Estimate: $458
Assumes: • Investment of $100,000; • 5% annual appreciation; • No optional benefits; • No sales charges; and • No additional Purchase Payments, transfers, or withdrawals.	Assumes: • Investment of $100,000; • 5% annual appreciation; • No sales charges; and • No additional Purchase Payments, transfers, or withdrawals.
See “FEE TABLE – Examples” and “CHARGES AND FES – Periodic Fees and Charges.”

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	3.50%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	3.50%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of Accumulation Value.The base contract expenses include (1) the mortality and expense risk charge of 1.50%, which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our promise to make lifetime Income Phase payments; (2) the maximum annual maintenance fee of $80 may be assessed to cover a portion of our ongoing administrative expenses; and (3) a MGWB charge of 2.00% which is calculated and accrued each Business Day but deducted quarterly from the Accumulation Value in each Subaccount. The current charge may be less than the maximum amount shown. See “CHARGES AND FEES
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.43%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.48%
Investment Options Footnotes [Text Block]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2023, and will vary from year to year.
Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost Estimate: $411	Highest Annual Cost Estimate: $458
Assumes: • Investment of $100,000; • 5% annual appreciation; • No optional benefits; • No sales charges; and • No additional Purchase Payments, transfers, or withdrawals.	Assumes: • Investment of $100,000; • 5% annual appreciation; • No sales charges; and • No additional Purchase Payments, transfers, or withdrawals.
See “FEE TABLE – Examples” and “CHARGES AND FES – Periodic Fees and Charges.”

Lowest Annual Cost [Dollars]	$ 411
Highest Annual Cost [Dollars]	$ 458
Risks [Table Text Block]

RISKS
Risk of Loss	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not a Short-Term Investment

The Contract is not meant to be used to meet short-term financial goals and you should roll over your interest in the Group Contract only if the Contract’s MGWB, and other features and benefits are suitable for you. Do not roll over your interest in the Group Contract if you do not need the retirement income for life offered by the MGWB. When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Risks Associated with Investment Options

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option will have its own unique risks, and you should review these investment options before making an investment decision.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and APPENDIX A.

Insurance Company Risks

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, guarantees or benefits are subject to the financial strength and claims paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT – The General Account.”

Investment Restrictions [Text Block]

•    Some Subaccounts may not be available through certain Contracts, your plan or in some states. See your Contract or certificate for any state specific variations;

•    While there is only one Subaccount currently available after the Right to Examine Period, we reserve the right to add additional Subaccounts in the future.

•    The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•    The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS – Right to Change the Separate Account and Subaccount Transfers.”

Optional Benefit Restrictions [Text Block]	We may discontinue or restrict the availability of an optional benefit. See “DEATH BENEFIT.”
Tax Implications [Text Block]

•    You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•    There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

•    Withdrawals (including MGWB withdrawals) will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS.”

Investment Professional Compensation [Text Block]

We may pay the broker-dealer for selling the Contract to you. Your broker-dealer also may have certain revenue sharing arrangements or pay its personnel more for selling the Contract than for selling other annuity contracts.

See “OTHER TOPICS – Contract Distribution.”

Exchanges [Text Block]

Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should exchange your Contract only if you determine, after comparing the features, fees, and risks of the Contract, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Item 4. Fee Table [Text Block]

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you paid at the time you purchased the Contract and will pay at the time you surrender or make withdrawals from the Contract or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

Transaction Expenses

Excessive Transfer Charge[4]	$50.00
Premium Tax[5]	0.00% to 3.5%

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses

Annual Maintenance Fee[6]	$80.00
MGWB Charge[7] (as a percentage of the MGWB Base)	2.00%
Base Contract Expenses[8] (as a percentage of Accumulation Value)	3.50%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of the Funds available under the Contract, including their annual expenses, may be found in APPENDIX A of this prospectus.

Annual Fund Expenses

Total Annual Fund Operating Expense	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2023).	0.43%	0.48%

[4]	This charge is assessed on each transfer between Subaccounts after 12 during a Contract Year (which we refer to as an Excess Transfer). Because only on Subaccount is currently available after the right to Examine Period this charge is currently not applicable.
[5]	We reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES AND Fees ‒ Premium Tax.”
[6]	The current charge may be less than the maximum amount shown.
[7]	This charge is for the MGWB and is calculated and accrued each Business Day but deducted quarterly from the Accumulation Value in each subaccount. The current charge may be less than the maximum amount shown.
[8]	The mortality and expense risk charge, included in the base contract expenses, compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our promise to make lifetime Income Phase payments. See “CHARGES AND FEES - Periodic Fees and Charges.”

See “CHARGES AND FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the Funds, including information about the revenue we may receive from each of the Funds or the Funds’ affiliates.

Transaction Expenses [Table Text Block]	Transaction Expenses
Excessive Transfer Charge[4]	$50.00
Premium Tax[5]	0.00% to 3.5%

Other Transaction Fee, Current [Dollars]	$ 50.00
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.50%
Other Transaction Fee (of Other Amount), Minimum [Percent]	0.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	This charge is assessed on each transfer between Subaccounts after 12 during a Contract Year (which we refer to as an Excess Transfer). Because only on Subaccount is currently available after the right to Examine Period this charge is currently not applicable.We reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES AND Fees ‒ Premium Tax.”
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses
Annual Maintenance Fee[6]	$80.00
MGWB Charge[7] (as a percentage of the MGWB Base)	2.00%
Base Contract Expenses[8] (as a percentage of Accumulation Value)	3.50%

Administrative Expense, Current [Dollars]	$ 80.00
Administrative Expense, Footnotes [Text Block]	The current charge may be less than the maximum amount shown.
Base Contract Expense (of Average Account Value), Current [Percent]	3.50%
Base Contract Expense, Footnotes [Text Block]	The mortality and expense risk charge, included in the base contract expenses, compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our promise to make lifetime Income Phase payments. See “CHARGES AND FEES - Periodic Fees and Charges.”
Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Expenses

Total Annual Fund Operating Expense	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2023).	0.43%	0.48%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2023).
Portfolio Company Expenses Minimum [Percent]	0.43%
Portfolio Company Expenses Maximum [Percent]	0.48%
Surrender Example [Table Text Block]
Example A: If you Surrender or annuitize your contract at the end of the applicable time period	1 Year	3 Years	5 Years	10 Years
	$491	$1,540	$2,686	$6,037

Surrender Expense, 1 Year, Maximum [Dollars]	$ 491
Surrender Expense, 3 Years, Maximum [Dollars]	1,540
Surrender Expense, 5 Years, Maximum [Dollars]	2,686
Surrender Expense, 10 Years, Maximum [Dollars]	$ 6,037
No Surrender Example [Table Text Block]
Example B: If you do not surrender your Contract	1 Year	3 Years	5 Years	10 Years
	$491	$1,540	$2,686	$6,037

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 491
No Surrender Expense, 3 Years, Maximum [Dollars]	1,540
No Surrender Expense, 5 Years, Maximum [Dollars]	2,686
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 6,037
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

The decision to participate or invest in the Contract should be discussed with your financial representative. Make sure that you understand the risks you will face when you consider an investment in the Contract.

There are risks associated with investing in the Contract.

•	Investment Risk - You bear the risk of any decline in the Accumulation Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds;
•	Insurance Company Insolvency - It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised;
•	Tax Consequences - The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
•	Short-Term Investment - You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½; and
•	Cyber Security and Certain Business Continuity Risks - Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure Investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.

Item 10. Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract:

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Accumulation Value Death Benefit	Pays a death benefit equal to the Accumulation Value.	Standard	No additional fee for this death benefit.	There is no death benefit once the Owner decides to begin receiving Annuity Payments, except under Annuity Plans for a Roth IRA.
Minimum Guaranteed Withdrawal Benefit	Allows you to receive regular or systematic withdrawals from the Contract each Contract Year once the Lifetime Withdrawal Phase begins.	Standard	2.00% is charged and is calculated and accrued each Business Day but deducted quarterly from the Accumulation Value in each Subaccount.	The Lifetime Withdrawal Phase is the date of your first withdrawal on or after the Annuitant reaches age 62.

DEATH BENEFIT

The Contract provides for a Death Benefit equal to the Accumulation Value. The Death Benefit is calculated as of the date Customer Service receives Proof of Death of the Annuitant. Subject to state law, the Death Benefit is payable upon our receipt of Proof of Death and all required claim forms, provided that the Accumulation Value of the Contract has not been applied to an Annuity Plan.

The Death Benefit is still payable after the Annuity Commencement Date under the Table 2 Annuity Plan.

Proof of Death is the documentation we deem necessary to establish death, including, but not limited to:

•	A certified copy of a death certificate;
•	A certified copy of a statement of death from the attending physician;
•	A finding of a court of competent jurisdiction as to the cause of death; or
•	Any other proof we deem in our sole discretion to be satisfactory to us.

We will calculate the Death Benefit on the Business Day we receive Proof of Death. Once we have received satisfactory Proof of Death and all required documentation necessary to process a claim, we will pay the Death Benefit within 7 days of such date. Only one Death Benefit is payable under the Contract. The Death Benefit will be paid to the named Beneficiary. The Contract Owner may restrict how the Beneficiary is to receive the Death Benefit (e.g., by requiring a lump-sum payment, installment payments or that any amount be applied to an Annuity Plan).

Spousal Beneficiary Contract Continuation

In the case of a single life MGWB, if the Annuitant’s death occurs before the Annuity Commencement Date, the Contract is not in Lifetime Automatic Periodic Benefit Status and the sole primary Beneficiary is the deceased Annuitant’s “spouse” (as defined by federal law), upon Notice to Us from the surviving spouse, in lieu of receiving the Death Benefit (equal to the Accumulation Value) the surviving spouse may choose to continue the Contract with the surviving spouse as the new Owner, pursuant to Section 72(s) of the Tax Code. In this situation the following will apply:

•	The surviving spouse will become the Annuitant;
•	The age of the surviving spouse will be used as the Owner’s age under the continued contract;
•	The MGWB will terminate and may not be continued; and
•	At the subsequent death of the new Owner/Annuitant (i.e., the surviving spouse), the Death Benefit must be distributed as required for non-spousal Beneficiaries described below, after which, the continued contract will terminate.

Because the MGWB will terminate in this situation, a surviving spouse should carefully consider the value of other benefits offered through the Contract (i.e., systematic withdrawals and Annuity Plan payments) when choosing whether it is appropriate in their particular circumstances to continue the Contract rather than receive the Death Benefit.

In the case of a Joint and Survivor MGWB, if the Annuitant’s death occurs before the Annuity Commencement Date and the sole primary Beneficiary is the deceased Annuitant’s “spouse” (as defined by federal law), upon Notice to Us from the surviving spouse, in lieu of receiving the Death Benefit (equal to the Accumulation Value), the surviving spouse may choose to continue the Contract with the surviving spouse as the new Owner, pursuant to Section 72(s) of the Tax Code. In this situation the following will apply:

•	The surviving spouse will become the Annuitant;
•	On the day the Contract is continued, the MGWB Base will be set equal to the MGWB Base existing at the time of the deceased Annuitant’s death, reduced pro rata for any Withdrawals taken since the deceased Annuitant’s death;
•	Any Withdrawals taken in the Contract Year in which the Contract is continued will be included in determining whether any Excess Withdrawals have been taken in that Contract Year as well as used in calculating any pro rata reductions of the MGWB Base;
•	On the day the Contract is continued, the MAW Percentage will be set equal to the MAW Percentage existing at the time of the deceased Annuitant’s death;
•	If the Lifetime Withdrawal Phase has not yet begun, eligibility to enter the Lifetime Withdrawal Phase will continue to be based on the deceased Annuitant’s age (as if he or she were still living); and
•	If the Lifetime Withdrawal Phase has not yet begun, the applicable MAW Percentage will continue to be based on the deceased Annuitant’s age (as if he or she were still living) and the continuing spouse’s age at the time the Lifetime Withdrawal Phase begins.

If the deceased Annuitant’s spouse does not choose to continue the Contract, the Minimum Guaranteed Withdrawal Benefit will terminate and the Death Benefit will be distributed as stated below for non-spousal Beneficiaries. If the deceased Annuitant’s spouse has attained age 90 on the date of the Annuitant’s death, the deceased Annuitant’s spouse may not choose to continue the Contract and the Death Benefit will be distributed as stated below for non-spousal Beneficiaries.

Payment of the Proceeds to a Spousal or Non-spousal Beneficiary

Subject to any payment restrictions imposed by the Owner, the Beneficiary may receive the Death Benefit in one lump sum or installments, provided the Death Benefit is distributed to the Beneficiary within five years of the Owner’s death. The Beneficiary has until 1 year after the Owner’s death to decide to apply the Death Benefit to an Annuity Plan. If the Death Benefit is applied to an Annuity Plan, the Beneficiary will be deemed to be the Annuitant, and the Annuity Payments must:

•	Be distributed in substantially equal installments over the life of such Beneficiary or over a period not extending beyond the life expectancy of such Beneficiary; and
•	Begin no later than 1 year after the Owner’s date of death.

If we do not receive a request to apply the Death Benefit to an Annuity Plan, we will make a single sum distribution to the Beneficiary. Subject to state law conditions and requirements, the payment may generally be made into an interest bearing retained asset account, backed by our General Account, which can be accessed by the Beneficiary through a draftbook feature. This account is not insured or guaranteed by the FDIC or any other government entity. The Beneficiary may access the Death Benefit proceeds at any time without penalty. For information on required distributions under federal income tax laws, see “Required Distributions Upon Death (IRAs and Roth IRAs)” below. Interest earned on amounts held in the interest-bearing account may be less than interest paid on other settlement options, as we seek to make a profit on such interest-bearing accounts. You may be able to earn a better return elsewhere. At the time of death benefit election, the Beneficiary may elect to receive the death benefit proceeds directly by check rather than through the draftbook feature of the interest-bearing account by notifying Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Beneficiary may elect to receive the Death Benefit in payments over a period of time based on his or her life expectancy. These payments are sometimes referred to as stretch payments. Stretch payments for each calendar year will vary in amount because they are based on the Accumulation Value and the Beneficiary’s remaining life expectancy. The first stretch payment must be made by the first anniversary of the Owner’s date of death. Each succeeding stretch payment is required to be made by December 31st of each calendar year. Stretch payments are subject to the same conditions and limitations as Systematic Withdrawals. The rules for, and tax consequences of, stretch payments are complex and contain conditions and exceptions not covered in this prospectus. You should consult a tax adviser for advice about the effect of federal income tax laws, state laws or other tax laws affecting the Contract, or any transactions involving the Contract.

Death Benefit Once Annuity Payments Have Begun

There is no Death Benefit once the Owner decides to begin receiving Annuity Payments, except under the Table 2 Annuity Plan for a Roth IRA (see below). In the event that the Annuitant dies before all guaranteed Annuity Payments have been made pursuant to any applicable Annuity Plan, we will continue to make the Annuity Payments until all such guaranteed payments have been made. The Annuity Payments will be paid to the Beneficiary according to the Annuity Plan at least as frequently as before the death of the Owner or Annuitant, as applicable.

Tax Code Requirements

The Tax Code requires distribution of death benefit proceeds within a certain period of time and these requirements have recently changed generally for deaths after January 1, 2020. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. See “FEDERAL Tax Considerations” for additional information.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Accumulation Value Death Benefit	Pays a death benefit equal to the Accumulation Value.	Standard	No additional fee for this death benefit.	There is no death benefit once the Owner decides to begin receiving Annuity Payments, except under Annuity Plans for a Roth IRA.
Minimum Guaranteed Withdrawal Benefit	Allows you to receive regular or systematic withdrawals from the Contract each Contract Year once the Lifetime Withdrawal Phase begins.	Standard	2.00% is charged and is calculated and accrued each Business Day but deducted quarterly from the Accumulation Value in each Subaccount.	The Lifetime Withdrawal Phase is the date of your first withdrawal on or after the Annuitant reaches age 62.

Benefits Description [Table Text Block]

DEATH BENEFIT

The Contract provides for a Death Benefit equal to the Accumulation Value. The Death Benefit is calculated as of the date Customer Service receives Proof of Death of the Annuitant. Subject to state law, the Death Benefit is payable upon our receipt of Proof of Death and all required claim forms, provided that the Accumulation Value of the Contract has not been applied to an Annuity Plan.

The Death Benefit is still payable after the Annuity Commencement Date under the Table 2 Annuity Plan.

Proof of Death is the documentation we deem necessary to establish death, including, but not limited to:

•	A certified copy of a death certificate;
•	A certified copy of a statement of death from the attending physician;
•	A finding of a court of competent jurisdiction as to the cause of death; or
•	Any other proof we deem in our sole discretion to be satisfactory to us.

We will calculate the Death Benefit on the Business Day we receive Proof of Death. Once we have received satisfactory Proof of Death and all required documentation necessary to process a claim, we will pay the Death Benefit within 7 days of such date. Only one Death Benefit is payable under the Contract. The Death Benefit will be paid to the named Beneficiary. The Contract Owner may restrict how the Beneficiary is to receive the Death Benefit (e.g., by requiring a lump-sum payment, installment payments or that any amount be applied to an Annuity Plan).

Spousal Beneficiary Contract Continuation

In the case of a single life MGWB, if the Annuitant’s death occurs before the Annuity Commencement Date, the Contract is not in Lifetime Automatic Periodic Benefit Status and the sole primary Beneficiary is the deceased Annuitant’s “spouse” (as defined by federal law), upon Notice to Us from the surviving spouse, in lieu of receiving the Death Benefit (equal to the Accumulation Value) the surviving spouse may choose to continue the Contract with the surviving spouse as the new Owner, pursuant to Section 72(s) of the Tax Code. In this situation the following will apply:

•	The surviving spouse will become the Annuitant;
•	The age of the surviving spouse will be used as the Owner’s age under the continued contract;
•	The MGWB will terminate and may not be continued; and
•	At the subsequent death of the new Owner/Annuitant (i.e., the surviving spouse), the Death Benefit must be distributed as required for non-spousal Beneficiaries described below, after which, the continued contract will terminate.

Because the MGWB will terminate in this situation, a surviving spouse should carefully consider the value of other benefits offered through the Contract (i.e., systematic withdrawals and Annuity Plan payments) when choosing whether it is appropriate in their particular circumstances to continue the Contract rather than receive the Death Benefit.

In the case of a Joint and Survivor MGWB, if the Annuitant’s death occurs before the Annuity Commencement Date and the sole primary Beneficiary is the deceased Annuitant’s “spouse” (as defined by federal law), upon Notice to Us from the surviving spouse, in lieu of receiving the Death Benefit (equal to the Accumulation Value), the surviving spouse may choose to continue the Contract with the surviving spouse as the new Owner, pursuant to Section 72(s) of the Tax Code. In this situation the following will apply:

•	The surviving spouse will become the Annuitant;
•	On the day the Contract is continued, the MGWB Base will be set equal to the MGWB Base existing at the time of the deceased Annuitant’s death, reduced pro rata for any Withdrawals taken since the deceased Annuitant’s death;
•	Any Withdrawals taken in the Contract Year in which the Contract is continued will be included in determining whether any Excess Withdrawals have been taken in that Contract Year as well as used in calculating any pro rata reductions of the MGWB Base;
•	On the day the Contract is continued, the MAW Percentage will be set equal to the MAW Percentage existing at the time of the deceased Annuitant’s death;
•	If the Lifetime Withdrawal Phase has not yet begun, eligibility to enter the Lifetime Withdrawal Phase will continue to be based on the deceased Annuitant’s age (as if he or she were still living); and
•	If the Lifetime Withdrawal Phase has not yet begun, the applicable MAW Percentage will continue to be based on the deceased Annuitant’s age (as if he or she were still living) and the continuing spouse’s age at the time the Lifetime Withdrawal Phase begins.

If the deceased Annuitant’s spouse does not choose to continue the Contract, the Minimum Guaranteed Withdrawal Benefit will terminate and the Death Benefit will be distributed as stated below for non-spousal Beneficiaries. If the deceased Annuitant’s spouse has attained age 90 on the date of the Annuitant’s death, the deceased Annuitant’s spouse may not choose to continue the Contract and the Death Benefit will be distributed as stated below for non-spousal Beneficiaries.

Payment of the Proceeds to a Spousal or Non-spousal Beneficiary

Subject to any payment restrictions imposed by the Owner, the Beneficiary may receive the Death Benefit in one lump sum or installments, provided the Death Benefit is distributed to the Beneficiary within five years of the Owner’s death. The Beneficiary has until 1 year after the Owner’s death to decide to apply the Death Benefit to an Annuity Plan. If the Death Benefit is applied to an Annuity Plan, the Beneficiary will be deemed to be the Annuitant, and the Annuity Payments must:

•	Be distributed in substantially equal installments over the life of such Beneficiary or over a period not extending beyond the life expectancy of such Beneficiary; and
•	Begin no later than 1 year after the Owner’s date of death.

If we do not receive a request to apply the Death Benefit to an Annuity Plan, we will make a single sum distribution to the Beneficiary. Subject to state law conditions and requirements, the payment may generally be made into an interest bearing retained asset account, backed by our General Account, which can be accessed by the Beneficiary through a draftbook feature. This account is not insured or guaranteed by the FDIC or any other government entity. The Beneficiary may access the Death Benefit proceeds at any time without penalty. For information on required distributions under federal income tax laws, see “Required Distributions Upon Death (IRAs and Roth IRAs)” below. Interest earned on amounts held in the interest-bearing account may be less than interest paid on other settlement options, as we seek to make a profit on such interest-bearing accounts. You may be able to earn a better return elsewhere. At the time of death benefit election, the Beneficiary may elect to receive the death benefit proceeds directly by check rather than through the draftbook feature of the interest-bearing account by notifying Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Beneficiary may elect to receive the Death Benefit in payments over a period of time based on his or her life expectancy. These payments are sometimes referred to as stretch payments. Stretch payments for each calendar year will vary in amount because they are based on the Accumulation Value and the Beneficiary’s remaining life expectancy. The first stretch payment must be made by the first anniversary of the Owner’s date of death. Each succeeding stretch payment is required to be made by December 31st of each calendar year. Stretch payments are subject to the same conditions and limitations as Systematic Withdrawals. The rules for, and tax consequences of, stretch payments are complex and contain conditions and exceptions not covered in this prospectus. You should consult a tax adviser for advice about the effect of federal income tax laws, state laws or other tax laws affecting the Contract, or any transactions involving the Contract.

Death Benefit Once Annuity Payments Have Begun

There is no Death Benefit once the Owner decides to begin receiving Annuity Payments, except under the Table 2 Annuity Plan for a Roth IRA (see below). In the event that the Annuitant dies before all guaranteed Annuity Payments have been made pursuant to any applicable Annuity Plan, we will continue to make the Annuity Payments until all such guaranteed payments have been made. The Annuity Payments will be paid to the Beneficiary according to the Annuity Plan at least as frequently as before the death of the Owner or Annuitant, as applicable.

Tax Code Requirements

The Tax Code requires distribution of death benefit proceeds within a certain period of time and these requirements have recently changed generally for deaths after January 1, 2020. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. See “FEDERAL Tax Considerations” for additional information.

Operation of Benefit [Text Block]

Payment of the Proceeds to a Spousal or Non-spousal Beneficiary

Subject to any payment restrictions imposed by the Owner, the Beneficiary may receive the Death Benefit in one lump sum or installments, provided the Death Benefit is distributed to the Beneficiary within five years of the Owner’s death. The Beneficiary has until 1 year after the Owner’s death to decide to apply the Death Benefit to an Annuity Plan. If the Death Benefit is applied to an Annuity Plan, the Beneficiary will be deemed to be the Annuitant, and the Annuity Payments must:

•	Be distributed in substantially equal installments over the life of such Beneficiary or over a period not extending beyond the life expectancy of such Beneficiary; and
•	Begin no later than 1 year after the Owner’s date of death.

If we do not receive a request to apply the Death Benefit to an Annuity Plan, we will make a single sum distribution to the Beneficiary. Subject to state law conditions and requirements, the payment may generally be made into an interest bearing retained asset account, backed by our General Account, which can be accessed by the Beneficiary through a draftbook feature. This account is not insured or guaranteed by the FDIC or any other government entity. The Beneficiary may access the Death Benefit proceeds at any time without penalty. For information on required distributions under federal income tax laws, see “Required Distributions Upon Death (IRAs and Roth IRAs)” below. Interest earned on amounts held in the interest-bearing account may be less than interest paid on other settlement options, as we seek to make a profit on such interest-bearing accounts. You may be able to earn a better return elsewhere. At the time of death benefit election, the Beneficiary may elect to receive the death benefit proceeds directly by check rather than through the draftbook feature of the interest-bearing account by notifying Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Beneficiary may elect to receive the Death Benefit in payments over a period of time based on his or her life expectancy. These payments are sometimes referred to as stretch payments. Stretch payments for each calendar year will vary in amount because they are based on the Accumulation Value and the Beneficiary’s remaining life expectancy. The first stretch payment must be made by the first anniversary of the Owner’s date of death. Each succeeding stretch payment is required to be made by December 31st of each calendar year. Stretch payments are subject to the same conditions and limitations as Systematic Withdrawals. The rules for, and tax consequences of, stretch payments are complex and contain conditions and exceptions not covered in this prospectus. You should consult a tax adviser for advice about the effect of federal income tax laws, state laws or other tax laws affecting the Contract, or any transactions involving the Contract.

Death Benefit Once Annuity Payments Have Begun

There is no Death Benefit once the Owner decides to begin receiving Annuity Payments, except under the Table 2 Annuity Plan for a Roth IRA (see below). In the event that the Annuitant dies before all guaranteed Annuity Payments have been made pursuant to any applicable Annuity Plan, we will continue to make the Annuity Payments until all such guaranteed payments have been made. The Annuity Payments will be paid to the Beneficiary according to the Annuity Plan at least as frequently as before the death of the Owner or Annuitant, as applicable.

Calculation Method of Benefit [Text Block]

Spousal Beneficiary Contract Continuation

In the case of a single life MGWB, if the Annuitant’s death occurs before the Annuity Commencement Date, the Contract is not in Lifetime Automatic Periodic Benefit Status and the sole primary Beneficiary is the deceased Annuitant’s “spouse” (as defined by federal law), upon Notice to Us from the surviving spouse, in lieu of receiving the Death Benefit (equal to the Accumulation Value) the surviving spouse may choose to continue the Contract with the surviving spouse as the new Owner, pursuant to Section 72(s) of the Tax Code. In this situation the following will apply:

•	The surviving spouse will become the Annuitant;
•	The age of the surviving spouse will be used as the Owner’s age under the continued contract;
•	The MGWB will terminate and may not be continued; and
•	At the subsequent death of the new Owner/Annuitant (i.e., the surviving spouse), the Death Benefit must be distributed as required for non-spousal Beneficiaries described below, after which, the continued contract will terminate.

Because the MGWB will terminate in this situation, a surviving spouse should carefully consider the value of other benefits offered through the Contract (i.e., systematic withdrawals and Annuity Plan payments) when choosing whether it is appropriate in their particular circumstances to continue the Contract rather than receive the Death Benefit.

In the case of a Joint and Survivor MGWB, if the Annuitant’s death occurs before the Annuity Commencement Date and the sole primary Beneficiary is the deceased Annuitant’s “spouse” (as defined by federal law), upon Notice to Us from the surviving spouse, in lieu of receiving the Death Benefit (equal to the Accumulation Value), the surviving spouse may choose to continue the Contract with the surviving spouse as the new Owner, pursuant to Section 72(s) of the Tax Code. In this situation the following will apply:

•	The surviving spouse will become the Annuitant;
•	On the day the Contract is continued, the MGWB Base will be set equal to the MGWB Base existing at the time of the deceased Annuitant’s death, reduced pro rata for any Withdrawals taken since the deceased Annuitant’s death;
•	Any Withdrawals taken in the Contract Year in which the Contract is continued will be included in determining whether any Excess Withdrawals have been taken in that Contract Year as well as used in calculating any pro rata reductions of the MGWB Base;
•	On the day the Contract is continued, the MAW Percentage will be set equal to the MAW Percentage existing at the time of the deceased Annuitant’s death;
•	If the Lifetime Withdrawal Phase has not yet begun, eligibility to enter the Lifetime Withdrawal Phase will continue to be based on the deceased Annuitant’s age (as if he or she were still living); and
•	If the Lifetime Withdrawal Phase has not yet begun, the applicable MAW Percentage will continue to be based on the deceased Annuitant’s age (as if he or she were still living) and the continuing spouse’s age at the time the Lifetime Withdrawal Phase begins.

If the deceased Annuitant’s spouse does not choose to continue the Contract, the Minimum Guaranteed Withdrawal Benefit will terminate and the Death Benefit will be distributed as stated below for non-spousal Beneficiaries. If the deceased Annuitant’s spouse has attained age 90 on the date of the Annuitant’s death, the deceased Annuitant’s spouse may not choose to continue the Contract and the Death Benefit will be distributed as stated below for non-spousal Beneficiaries.

Item 17. Portfolio Companies (N-4) [Text Block]

APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

More information about the Funds available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=isp&cid=voyavpx&fid=92912K117. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide high current return consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)[1,2,3] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	4.77%	1.68%	1.08%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[1]	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
[2]	Unless required otherwise by state law, Premium will automatically be allocated to the Subaccount that invests in Voya Government Money Market Portfolio during the Right to Examine Period.
[3]	Effective May 1, 2024, Voya Government Money Market Portfolio (Class S) was liquidated and replaced with Voya Government Money Market Portfolio (Class I).

Prospectuses Available [Text Block]

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

More information about the Funds available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=isp&cid=voyavpx&fid=92912K117. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide high current return consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)[1,2,3] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	4.77%	1.68%	1.08%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[1]	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
[2]	Unless required otherwise by state law, Premium will automatically be allocated to the Subaccount that invests in Voya Government Money Market Portfolio during the Right to Examine Period.
[3]	Effective May 1, 2024, Voya Government Money Market Portfolio (Class S) was liquidated and replaced with Voya Government Money Market Portfolio (Class I).

Investment Risk [Member]
Prospectus:
Principal Risk [Text Block]	Investment Risk - You bear the risk of any decline in the Accumulation Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds;
Insurance Company Insolvency [Member]
Prospectus:
Principal Risk [Text Block]	Insurance Company Insolvency - It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised;
Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]	Tax Consequences - The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
Short-Term Investment [Member]
Prospectus:
Principal Risk [Text Block]	Short-Term Investment - You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½; and
Cyber Security and Certain Business Continuity Risks [Member]
Prospectus:
Principal Risk [Text Block]	Cyber Security and Certain Business Continuity Risks - Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure Investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.
Risk of Loss [Member]
Prospectus:
Risk [Text Block]	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]

The Contract is not meant to be used to meet short-term financial goals and you should roll over your interest in the Group Contract only if the Contract’s MGWB, and other features and benefits are suitable for you. Do not roll over your interest in the Group Contract if you do not need the retirement income for life offered by the MGWB. When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option will have its own unique risks, and you should review these investment options before making an investment decision.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and APPENDIX A.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, guarantees or benefits are subject to the financial strength and claims paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT – The General Account.”

Voya Government Money Market Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide high current return consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.
Portfolio Company Name [Text Block]	Voya Government Money Market Portfolio (Class I)[1,2,3]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	4.77%
Average Annual Total Returns, 5 Years [Percent]	1.68%
Average Annual Total Returns, 10 Years [Percent]	1.08%
Minimum Guaranteed Withdrawal Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%
Optional Benefit Expense, Footnotes [Text Block]	This charge is for the MGWB and is calculated and accrued each Business Day but deducted quarterly from the Accumulation Value in each subaccount. The current charge may be less than the maximum amount shown.
Name of Benefit [Text Block]	Minimum Guaranteed Withdrawal Benefit
Purpose of Benefit [Text Block]	Allows you to receive regular or systematic withdrawals from the Contract each Contract Year once the Lifetime Withdrawal Phase begins.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Current [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%
Optional Benefit Expense, Footnotes [Text Block]	This charge is for the MGWB and is calculated and accrued each Business Day but deducted quarterly from the Accumulation Value in each subaccount. The current charge may be less than the maximum amount shown.
Brief Restrictions / Limitations [Text Block]	The Lifetime Withdrawal Phase is the date of your first withdrawal on or after the Annuitant reaches age 62.
Name of Benefit [Text Block]	Minimum Guaranteed Withdrawal Benefit
Accumulation Value Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Accumulation Value Death Benefit
Purpose of Benefit [Text Block]	Pays a death benefit equal to the Accumulation Value.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	There is no death benefit once the Owner decides to begin receiving Annuity Payments, except under Annuity Plans for a Roth IRA.
Name of Benefit [Text Block]	Accumulation Value Death Benefit